Debt Instruments - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments
Financial assets held for trading	€ 125,458	€ 148,187	€ 146,346
Financial assets designated at fair value through profit or loss	34,782	31,609	45,043
Financial assets available-for-sale	133,271	116,774	122,036
Loans and receivables	903,013	840,004	836,156
Held-to-maturity investments	13,491	14,468	4,355
Debt instruments
Debt Instruments
Financial assets held for trading	36,351	48,922	43,964
Financial assets designated at fair value through profit or loss	3,485	3,398	3,717
Financial assets available-for-sale	128,481	111,287	117,187
Loans and receivables	17,543	13,237	10,907
Held-to-maturity investments	13,491	14,468	4,355
Total financial assets	199,351	191,312	180,130
Gross carrying amount | Debt instruments
Debt Instruments
Total financial assets	200,081	191,810	180,422
Gross carrying amount | Debt instruments | Impaired financial assets
Debt Instruments
Total financial assets	1,017	773	218
Gross carrying amount | Debt instruments | Euro
Debt Instruments
Total financial assets	93,250	73,791	81,196
Gross carrying amount | Debt instruments | Pound sterling
Debt Instruments
Total financial assets	16,203	16,106	10,551
Gross carrying amount | Debt instruments | U.S. dollar
Debt Instruments
Total financial assets	25,191	31,401	27,011
Gross carrying amount | Debt instruments | Other currencies
Debt Instruments
Total financial assets	65,437	70,512	61,663
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	59,186	45,696	45,787
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	99,424	103,070	88,346
Gross carrying amount | Debt securities issued by financial institutions
Debt Instruments
Total financial assets	12,155	16,874	18,843
Gross carrying amount | Other fixed income debt securities
Debt Instruments
Total financial assets	28,299	25,397	27,227
Impairment losses | Debt instruments
Debt Instruments
Total financial assets	€ (730)	(498)	€ (291)
Santander UK plc | UK government debt securities
Debt Instruments
Held-to-maturity investments		€ 7,765